11. SHARE BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share based compensation expense
Year Ended December 31,
2014
Selling, general and administrative	$832,827
Professional fees	139,455
Research and development costs	5,029
Total	$977,311